Financial Assets at FVTPL (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Financial Assets at FVTPL [Line Items]
Gain on disposal	$ 16,281	$ 15,036	$ 16,752
Financial assets consideration	$ 25,550	$ 25,650	32,520
Interest receivable			$ 677
Loans Payable [Member]
Financial Assets at FVTPL [Line Items]
Interest rate			1.20%